INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
NOTE 7 - INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	June 30,	December 31,
	2021	2020
Distribution software	$38,317	$37,914
Patents acquired from related party (Note 11)	21,457	21,232
Total intangible assets	59,774	59,146
Less: Accumulated amortization	(8,647)	(4,234)
Intangible assets, net	$51,127	$54,912

For the six-months ended June 30, 2021 and 2020, amortization of intangible assets expense was $4,344 and $0, respectively.

At June 30, 2021, the expected future amortization of intangible assets expense was:

Year ending December 31, 2021	$4,368
Year ending December 31, 2022	8,736
Year ending December 31, 2023	8,736
Year ending December 31, 2024	8,736
Year ending December 31, 2025	4,904
Thereafter	15,647
Total	$51,127

NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	December 31,	December 31,
	2020	2019
Distribution software	$37,906	$-
Patents acquired from related party (Note 11)	21,239	-
Total intangible assets	59,145	-
Less: Accumulated amortization	(4,233)	-
Intangible assets, net	$54,912	$-

For the years ended December 31, 2020 and 2019, amortization of intangible assets expense was $4,096 and $0, respectively.

At December 31, 2020, the expected future amortization of intangible assets expense was:

Year ending December 31, 2021	8,632
Year ending December 31, 2022	8,632
Year ending December 31, 2023	8,632
Year ending December 31, 2024	8,632
Year ending December 31, 2025	4,846
Thereafter	15,538
Total	$54,912